Shareholder Report, Line Graph (Details) 207767_Franklin ClearBridge Enhanced Income ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 22, 2017	Mar. 31, 2026
Franklin ClearBridge Enhanced Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin ClearBridge Enhanced Income ETF (NAV)
Accumulated Value	$ 23,578	$ 21,201	$ 17,530	$ 18,311	$ 16,050	$ 11,042	$ 12,054	$ 10,855	$ 10,000	$ 26,323
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	25,402	23,692	18,324	20,044	17,908	11,019	12,125	11,148	10,000	$ 29,996
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value	26,585	24,558	18,908	20,492	17,720	11,333	12,183	11,127	10,000	$ 31,318
CBOE S&P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										CBOE S&P 500 BuyWrite Index
Accumulated Value	$ 15,821	$ 14,409	$ 12,878	$ 13,826	$ 12,035	$ 9,104	$ 10,803	$ 10,459	$ 10,000	$ 17,618